Acquisitions and divestitures (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Acquisitions and divestitures		$ 1,059	$ (117)	$ 1,059
Energy Assets [Member]
IfrsStatementLineItems [Line Items]
Acquisitions and divestitures			(117)
PT Vale Indonesia Tbk [Member]
IfrsStatementLineItems [Line Items]
Acquisitions and divestitures		$ 1,059		$ 1,059